ORGANIZATION AND NATURE OF OPERATIONS (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jul. 15, 2014
Accounts payable	$ 715,154	$ 852,664	$ 525,636
Convertible note	$ 11,250	88,815	$ 0
Jin-En Group International Holding Company [Member]
Receivable from Biotech		60,000
Accounts payable		(19,000)
Convertible note		(60,000)
Net liabilities		$ (19,000)		$ (19,000)